SCHEDULE OF SHORT-TERM AND LONG-TERM BORROWINGS FROM COMMERCIAL BANKS OR OTHER INSTITUTIONS (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)
Debt Instrument [Line Items]
Current portion of long-term borrowings			¥ 291,950
Long-term borrowings from related party		53,900
Related Party [Member]
Debt Instrument [Line Items]
Short-term, borrowing amount	$ 137	1,000	7,000
Short-Term Debt [Member]
Debt Instrument [Line Items]
Short-term, borrowing amount		175,616	78,181
Short-Term Debt [Member] | Related Party [Member]
Debt Instrument [Line Items]
Short-term, borrowing amount		¥ 1,000	7,000
Debt instrument, term	12 months
Fixed annual interest rate	6.00%	6.00%
Short-Term Debt [Member] | Nonrelated Party [Member]
Debt Instrument [Line Items]
Short-term, borrowing amount		¥ 174,616	71,181
Debt instrument, term	12 months
Short-Term Debt [Member] | Nonrelated Party [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed annual interest rate	4.00%	4.00%
Short-Term Debt [Member] | Nonrelated Party [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed annual interest rate	10.00%	10.00%
Long-Term Debt [Member]
Debt Instrument [Line Items]
Debt instrument, term	2 years
Fixed annual interest rate	5.00%	5.00%
Current portion of long-term borrowings			291,950
Long-Term Debt [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt instrument, term	18 years
Fixed annual interest rate	5.35%	5.35%
Long-term borrowings from related party		¥ 53,913
Repaid percentage	8.00%	8.00%